Basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2025, 2024 and 2023.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards
(IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of
December 31, 2025.
The consolidated financial statements of Sanofi as of December 31, 2025 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the EU as of December 31, 2025.
IFRS as endorsed by the EU as of December 31, 2025 are available under the heading “IFRS Financial Statements” via the following web link:
https://www.efrag.org/Endorsement
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2025
On August 15, 2023, the IASB issued "Lack of Exchangeability", an amendment to IAS 21 (The Effects of Changes in Foreign
Exchange Rates), relating to how to determine the exchange rate when a currency is not exchangeable. The amendment became applicable on January 1, 2025, and did not have any material impact on the Sanofi financial statements.
On November 28, 2025, the IASB issued "Disclosures about Uncertainties in the Financial Statements", which includes illustrative examples on how an entity applies the requirements in IFRS Accounting Standards to report the effects of uncertainties in its financial statements. Those illustrative examples did not have any material impact on the Sanofi financial statements.
A.2.2. New pronouncements issued by the IASB and applicable from 2026 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2026 or subsequent years, and Sanofi’s position regarding future application.
On April 9, 2024, the IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements), applicable from January 1, 2027.
Sanofi will not early adopt this new standard. The transition to IFRS 18 is in progress.
The assessment of the impacts of IFRS 18 transition on presentation and disclosure in Sanofi's consolidated financial statements is ongoing. That assessment is addressing the requirement for subtotals in income statements; the classification of income and expenses in defined categories such as operating, investing and financing; aggregation/disaggregation principles; disclosure of management-defined performance measures; and the presentation of financial performance.
The future structure of the income statement will present operating expenses by function, with some line item adjustments based on the "useful structured summary" principle under IFRS 18.
Management Performance Measures (MPMs) identified to date are "Business gross margin", "Business Operating Income" (BOI)
and "Business Net Income" (BNI); these are the non-IFRS measures that Sanofi currently uses in its financial communications, and that are reconciled to its IFRS income statement in its management commentary (see "Item 5. Operating and Financial Review and Prospects").
From 2027 onwards, those MPMs will be defined and reconciled in the notes to the financial statements, with no significant change expected in their definition.
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 relating to the classification and measurement of financial instruments, applicable from January 1, 2026. Sanofi does not expect any material impact, and will not early adopt these amendments.
On July 18, 2024, the IASB issued Volume 11 of its annual improvements to various standards, which are essentially in the nature of clarifications, applicable from January 1, 2026 at the earliest. Sanofi does not expect any material impact, and will not early adopt these amendments.
On December 18, 2024, the IASB issued "Contracts referencing nature-dependent electricity", amendments to IFRS 9 and IFRS 7, applicable from January 1, 2026. The amendments clarify the application of the ‘own use’ exemption to Power Purchase
Agreements (PPAs) with physical delivery of renewable energy, and modify the hedge accounting requirements for contracts without physical delivery (VPPAs). Sanofi does not expect any material impact and does not intend to early adopt these amendments. Renewable energy purchase contracts entered into by Sanofi as of December 31, 2024 are described in note D.21.
Sanofi had not entered into any significant new long-term renewable energy purchase contracts as of December 31, 2025.
On November 13, 2025, the IASB issued "The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary
Presentation Currency", amendments to IAS 21 that are applicable from January 1, 2027 (subject to endorsement by the EU).
Sanofi does not expect any material impact and will not early adopt these amendments.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13.
and D.23.);
•impairment of property, plant and equipment and intangible assets (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4.
and D.5.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.).
Actual results could differ from these estimates.
A.4. Hyperinflation
In 2025, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. The contribution of the
Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100% based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.